DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 4,820,873	$ 21,969,822	$ 16,356,596
Purchases	258,844,388	264,696,392	383,795,400
Operating expenses	534,087,506	474,875,929	437,515,726
Inventories at the end of the year	(10,364,857)	(4,820,873)	(21,969,822)
Total	$ 787,387,910	$ 756,721,270	$ 815,697,900